Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20 -	SUBSEQUENT EVENTS

Conversion of Class B Ordinary Shares into Class A Ordinary Shares

In July 2023, 16,389,445 Class B ordinary shares were converted into same number of Class A ordinary shares. The conversion did not cause change of control of the Company.

Repayment of Convertible Notes

In September 2023, Jenny and Jerry International Limited, an entity controlled by Gangjiang Li, obtained from a third party the $10.0 million convertible notes issued by the Company in February 2023. In September 2023, the Company repaid the $10.0 million convertible notes and the related interests to Jenny and Jerry International Limited.

Acquisition of Wuhan Xinwanlian Technology Co., Ltd.

In July 2023, the Company acquird 100% equity interest of Wuhan Xinwanlian Technology Co., Ltd. (formerly known as Wuhan Baijia Cloud Technology Co., Ltd.) at cash consideration of RMB1,800,000 ($248,231).

New VIE agreements signed between Zhejiang WFOE and Baijia Cloud Technology

In December 2023, Baijia Cloud Technology, a then wholly-owned subsidiary of BaiJiaYun VIE, became directly owned by the shareholders of BaiJiaYun VIE. On December 29, 2023, Zhejiang WFOE entered into a series of contractual arrangements with Baijia Cloud Technology and its shareholders, including exclusive business cooperation agreement, powers of attorney, exclusive option agreements, and equity interest pledge agreements.